Accounting policies	6 Months Ended
Jun. 30, 2019
Accounting policies
Accounting policies

Note 1. Accounting policies

This condensed interim report is presented in accordance with International Accounting Standard (IAS) 34, Interim Financial Reporting. The Group’s consolidated accounts have been prepared in accordance with the International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB), together with the interpretations from IFRS Interpretations Committee (IFRS IC). The IFRS standards applied by SEK are all endorsed by the European Union (EU). The accounting also follows the additional standards imposed by the Annual Accounts Act for Credit Institutions and Securities Companies (1995:1559) (ÅRKL) and the regulation and general guidelines issued by  Finansinspektionen (the Swedish FSA), “Annual Reports in Credit Institutions and Securities Companies” (FFFS 2008:25). In addition to this, the supplementary accounting rules for groups (RFR 1) issued by the Swedish Financial Reporting Board have been applied. SEK also follows the state’s general guidelines regarding external reporting in accordance with its corporate governance policy and guidelines for state-owned companies.

The accounting policies, methods of computation and presentation of the Consolidated Group and the Parent Company are, in all material aspects, the same as those used for the 2018 annual financial statements, except for the application of the new and amended standards from IASB that entered into force beginning January 1, 2019 and the amendments to FFFS 2008:25. This interim report does not include all the disclosures required in the annual financial statements, and should be read in conjunction with the company’s annual financial statements as of December 31, 2018.

As of June 15, 2019, FFFS 2008:25 was amended to include new disclosure requirements for annual and interim reports related to capital requirements and Own funds. The new disclosure requirements are included in Note 9 Capital adequacy.

As of January 1, 2019, SEK began applying IFRS 16 Leases to the Consolidated Group and the Parent Company. The standard replaces IAS 17 and related interpretations with changes for lessees. The standard became applicable January 1, 2019. All leases (with the exception of short-term and low-value leases) are to be recognized as right-of-use assets subject to depreciation with corresponding liabilities in the lessee’s balance sheet, and the lease payments are to be recognized as repayments and interest expenses. As a result, the straight-line operating lease expense is replaced by an expense for depreciation of the right-of-use lease assets and an interest expense on the lease liability.

Lessor accounting remains essentially unchanged. IFRS 16 has primarily affected SEK’s recognition of operational leases for rental premises, as the lease definition and lease criteria have not resulted in other agreements being regarded as leases as compared to IAS 17. SEK has also decided to apply the exceptions for short-term and low-value leases. The right-of-use asset is accounted for under Tangible and intangible assets and the leasing liability is accounted for under Other liabilities. The lease term is determined as the non-cancellable period of a lease, together with any extension or termination options when SEK is reasonably certain to exercise them. The future cash flows are discounted using SEK’s incremental borrowing rate.

SEK applied the simplified approach during the transition to IFRS 16, and measured the right-of-use asset at an amount equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments relating to the lease. The standard imposes new disclosure requirements for lessees, which will be presented in the 2019 annual financial statements. Right-of-use assets, leasing liabilities, depreciations and interest expenses are not expected to have any material impact on SEK’s financial statements or capital adequacy or large exposure ratios.

The table shows the transition effect of IFRS 16 reconciling the closing balances under IAS 17 as of December 31, 2018, with the opening balances under IFRS 16 as of January 1, 2019.

Other changes from IASB have not had any material impact on SEK’s financial reporting for 2019 and there are no other IFRS or IFRS IC interpretations that are not yet applicable that are expected to have a material impact on SEK’s financial statements, capital adequacy or large exposure ratios.

Transition effect on Consolidated Statement of Financial Position

Skr mn	December 31, 2018	Effect	January 1, 2019
Assets
Tangible and intangible assets	69	94	163
Total assets	302,033	94	302,127

Liabilities
Other liabilities	1,069	95	1,164
Accrued expenses and prepaid revenues	2,583	-1	2,582
Total liabilities	283,794	94	283,888